SUPPLEMENT TO THE

FIDELITY ADVISOR INTERNATIONAL SMALL CAP FUND
Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Small Cap Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2003

Mrs. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 25.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 23.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

AISC/AISCIB-04-01 October 22, 2004
1.789474.101

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information has been removed from the "Trustees and Officers" section on page 27.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 44.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY® INTERNATIONAL SMALL CAP

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2003

Mrs. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 20.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 19.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

ISCB-04-01 October 22, 2004
1.782429.103

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information has been removed from the "Trustees and Officers" section on page 23.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of International Small Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of International Small Cap. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of International Small Cap. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of International Small Cap. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of International Small Cap. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of International Small Cap. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 39.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
FIDELITY® GLOBAL BALANCED FUND, FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY AGGRESSIVE INTERNATIONAL FUND, FIDELITY OVERSEAS FUND, and FIDELITY WORLDWIDE FUND

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2003

Fidelity® International Growth & Income Fund has been renamed Fidelity International Discovery Fund. All references to International Growth & Income throughout this SAI should be replaced with International Discovery.

The following information replaces the fundamental investment limitation concerning lending for each fund found in the "Investment Policies and Limitations" section on page 3.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces the non-fundamental investment limitation concerning lending for each fund found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Mrs. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 24.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 23.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

IBDB-04-02 October 22, 2004
1.467695.116

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Ian R. Hart (36)

Year of Election or Appointment: 2001

Vice President of Global Balanced. Mr. Hart also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hart worked as an equity analyst and manager. Mr. Hart also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

The following information has been removed from the "Trustees and Officers" section on page 27.

Penelope A. Dobkin (49)
Year of Election or Appointment: 2001 Vice President of International Growth & Income. Prior to assuming her current responsibilities, Ms. Dobkin managed a variety of Fidelity funds.

The following information has been removed from the "Trustees and Officers" section on page 27.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Global Balanced, International Growth & Income, Diversified International, Aggressive International, Overseas, and Worldwide. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 49.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS®
FIDELITY® CANADA FUND, FIDELITY CHINA REGION FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALLER COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, and FIDELITY SOUTHEAST ASIA FUND

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2003

The following information replaces the fundamental investment limitation concerning lending for each fund found in the "Investment Policies and Limitations" section on page 3.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces the non-fundamental investment limitation concerning lending for each fund found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Mrs. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 28.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 27.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

TIFB-04-01 October 22, 2004
1.467593.123

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information has been removed from the "Trustees and Officers" section on page 30.

John Carlson (53)
Year of Election or Appointment: 2001 Vice President of Emerging Markets. Prior to his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Maxime Lemieux (30)

Year of Election or Appointment: 2003

Vice President of Canada. Prior to assuming his current responsibilities, Mr. Lemieux managed a variety of Fidelity funds. Mr. Lemieux also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

The following information has been removed from the "Trustees and Officers" section on page 31.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Canada, China Region, Emerging Markets, Europe, Europe Capital Appreciation, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin, and Southeast Asia. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Canada, China Region, Emerging Markets, Europe, Europe Capital Appreciation, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin, and Southeast Asia. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Canada, China Region, Emerging Markets, Europe, Europe Capital Appreciation, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin, and Southeast Asia. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Canada, China Region, Emerging Markets, Europe, Europe Capital Appreciation, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin, and Southeast Asia. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Canada, China Region, Emerging Markets, Europe, Europe Capital Appreciation, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin, and Southeast Asia. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 27.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Canada, China Region, Emerging Markets, Europe, Europe Capital Appreciation, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin, and Southeast Asia. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 54.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.